Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO MANAGED ACCOUNTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2024
Fixed Income SHares Series TE
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fixed Income SHares: Series TE
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high current income exempt from U.S. federal income tax consistent with prudent investment management. Total return/capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Total return/capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you pay if you buy, hold and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, can adversely affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing in municipal securities to generate income exempt from U.S. federal income tax. The Portfolio normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. fixed income instruments comprised of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax (“AMT”)) (the “80% Tax Exempt Policy”), including (but not limited to):■municipal debt securities issued by states and their agencies, authorities and other instrumentalities which are exempt from federal income tax;■municipal debt securities issued by local governments and their agencies, authorities and other instrumentalities which are exempt from federal income tax; and■tax-exempt structured notes, which may contain embedded derivatives.The Portfolio may invest without limit in bonds whose interest is a tax-preference item for purposes of the federal AMT.The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates.The Portfolio may invest without limit in U.S. dollar denominated securities. The Portfolio may invest without limit in U.S. Government securities, money market instruments and/or “private activity” bonds. Distributions derived from “private activity” bonds may be subject to the federal AMT. The Portfolio may invest more than 25% of its total assets in bonds of issuers in either California or New York, or both. To the extent that the Portfolio concentrates its investments in California or New York, it will be particularly subject to California or New York state-specific risks, as applicable.The Portfolio may invest up to 80% of its total assets in high yield securities (“junk bonds”) rated below Baa3 by Moody’s Investor Services (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.Subject to the 80% Tax Exempt Policy noted above, the Portfolio may invest the remainder of its assets in fixed income securities that generate income that is not exempt from federal income tax (for example, Build America Bonds).The Portfolio may invest in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. Although the Portfolio did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, inverse floating rate debt securities (“inverse floaters”). The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).The Portfolio will not change the 80% Tax Exempt Policy unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual total returns compare with the returns of a broad-based securities market index.Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The information in the bar chart and Average Annual Total Returns Table does not reflect payment of any applicable “wrap” fees by clients of “wrap-fee” programs that invest in the Portfolio to the program sponsors. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.The Portfolio’s benchmark is the Bloomberg 1-Year Municipal Bond Index. The Bloomberg 1-Year Municipal Bond Index is the 1 Year (1-2) component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Bloomberg Municipal Bond Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. It is not possible to invest directly in an index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual total returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best QuarterDecember 31, 20237.77%Worst QuarterMarch 31, 2022-5.91%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from tax returns shown. After-tax returns are not relevant to investors who hold their shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Fixed Income SHares Series TE | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Portfolio.
Fixed Income SHares Series TE | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fixed Income SHares Series TE | Small Fund-Portfolio Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Portfolio Risk: the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares
Fixed Income SHares Series TE | Municipal Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue
Fixed Income SHares Series TE | Municipal Project Specific Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Project-Specific Risk: the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state
Fixed Income SHares Series TE | Municipal Bond Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Bond Market Risk: the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation
Fixed Income SHares Series TE | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration
Fixed Income SHares Series TE | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Fixed Income SHares Series TE | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
Fixed Income SHares Series TE | Focused Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Fixed Income SHares Series TE | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance
Fixed Income SHares Series TE | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
Fixed Income SHares Series TE | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Fixed Income SHares Series TE | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
Fixed Income SHares Series TE | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage,reputation or reduced demand for the issuer’s goods or services
Fixed Income SHares Series TE | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
Fixed Income SHares Series TE | California State Specific Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	California State-Specific Risk: the risk that the Portfolio, to the extent it concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal
Fixed Income SHares Series TE | New York State Specific Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New York State-Specific Risk: the risk that the Portfolio, to the extent it concentrates its investments in New York municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal
Fixed Income SHares Series TE | Puerto Rico Specific Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Puerto Rico-Specific Risk: the risk that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal
Fixed Income SHares Series TE | AMT Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	AMT Bonds Risk: the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability
Fixed Income SHares Series TE | Inflation Deflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation/Deflation Risk: the risk that the value of assets or income from a Portfolio's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio's investments could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio's investments
Fixed Income SHares Series TE | Series TE
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.06%
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	$ 77
2014	rr_AnnualReturn2014	5.30%
2015	rr_AnnualReturn2015	5.17%
2016	rr_AnnualReturn2016	0.40%
2017	rr_AnnualReturn2017	8.61%
2018	rr_AnnualReturn2018	0.97%
2019	rr_AnnualReturn2019	8.42%
2020	rr_AnnualReturn2020	7.19%
2021	rr_AnnualReturn2021	3.04%
2022	rr_AnnualReturn2022	(9.91%)
2023	rr_AnnualReturn2023	9.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Fixed Income SHares Series TE | Return After Taxes on Distributions | Series TE
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.29%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.51%	[3]
Fixed Income SHares Series TE | Return After Taxes on Distributions and Sales of Fund Shares | Series TE
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.51%	[3]
Fixed Income SHares Series TE | Bloomberg 1-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.09%

[1]	The Portfolio does not pay an advisory fee to Pacific Investment Management Company LLC (“PIMCO”) under the Investment Advisory Contract between PIMCO Managed Accounts Trust (the “Trust”) and PIMCO (the “Investment Advisory Contract”). However, the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker- dealers unaffiliated with the Portfolio or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
[2]	“Other Expenses” include interest expense of 0.06%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.00%.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from tax returns shown. After-tax returns are not relevant to investors who hold their shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.